Debt issued measured at amortized cost (Tables)	3 Months Ended
Jun. 30, 2019
Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million	30.6.19	31.3.19	31.12.18
Certificates of deposit	4,523	6,869	7,980
Commercial paper	17,266	21,711	27,514
Other short-term debt	2,902	3,453	3,531
Short-term debt[1]	24,692	32,033	39,025
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	29,721	30,548	29,988
Senior unsecured debt other than TLAC	33,081	32,850	33,018
of which: issued by UBS AG with original maturity greater than one year[2]	30,705	31,962	32,133
Covered bonds	3,853	3,815	3,947
Subordinated debt	20,680	20,299	17,665
of which: high-trigger loss-absorbing additional tier 1 capital instruments	10,595	10,396	7,785
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,436	2,381	2,369
of which: low-trigger loss-absorbing tier 2 capital instruments	6,947	6,821	6,808
of which: non-Basel III-compliant tier 2 capital instruments	702	700	703
Debt issued through the Swiss central mortgage institutions	8,724	8,505	8,569
Other long-term debt	54	55	58
of which: issued by UBS AG with original maturity greater than one year[2]	49	49	52
Long-term debt[3]	96,113	96,072	93,246
Total debt issued measured at amortized cost[4]	120,805	128,105	132,271
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 30 June 2019, 100% of the balance was unsecured (31 March 2019: 100% of the balance was unsecured; 31 December 2018: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.